CERTIFICATION




      Pursuant to Rule 497(j), the Morgan Keegan Select Fund, Inc. (1933 Act File No. 333-66181, 1940 Act File No. 811-09079) ("Registrant") hereby certifies
(a) that the form of Statement of Additional Information used with respect to the Registrant, does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 1 ("Amendment No. 1") to its Registration Statement on Form N-1A and (b) that Amendment No. 1 was filed electronically.





                                          Morgan Keegan Select Fund, Inc.



Dated:  November 1, 1999                   By:  /s/ CHARLES D. MAXWELL
                                                -------------------------------
                                                Charles D. Maxwell
                                                Secretary